UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust – Schwab Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Capital Trust – Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	32,285,592	35,728,394

99.6%	Total Investments	32,285,592	35,728,394
0.4%	Other Assets and Liabilities, Net		141,759

100.0%	Net Assets		35,870,153

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 41.4%

Global Real Estate 10.6%
Schwab Global Real Estate Fund (a)	544,712	3,802,091

International 6.7%
Laudus International MarketMasters Fund, Select Shares (a)	115,150	2,408,945

Large-Cap 24.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	137,820	2,147,229
Schwab Dividend Equity Fund (a)	398,582	6,500,876

		8,648,105

		14,859,141

Fixed-Income Funds 55.5%

Intermediate-Term Bond 41.4%
Schwab Intermediate-Term Bond Fund (a)	791,934	8,212,353
Schwab Total Bond Market Fund (a)	688,158	6,626,966

		14,839,319

International Bond 3.0%
Laudus Mondrian International Fixed Income Fund (a)	97,762	1,076,365

Short-Term Bond 11.1%
Schwab Short-Term Bond Market Fund (a)	427,952	3,988,511

		19,904,195

Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund	965,058	965,058

Total Other Investment Companies
(Cost $32,285,592)		35,728,394

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $32,780,587 and the unrealized appreciation and depreciation were $2,978,846 and ($31,039), respectively, with a net unrealized appreciation of $2,947,807.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 1

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$35,728,394	$—	$—	$35,728,394

Total	$35,728,394	$—	$—	$35,728,394

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47716MAR13

2

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	80,365,959	89,414,773

99.7%	Total Investments	80,365,959	89,414,773
0.3%	Other Assets and Liabilities, Net		250,920

100.0%	Net Assets		89,665,693

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 26.5%

Global Real Estate 7.8%
Schwab Global Real Estate Fund (a)	1,001,772	6,992,369

International 3.5%
Laudus International MarketMasters Fund, Select Shares (a)	151,825	3,176,176

Large-Cap 15.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	162,808	2,536,551
Schwab Dividend Equity Fund (a)	676,999	11,041,853

		13,578,404

		23,746,949

Fixed-Income Funds 68.3%

Intermediate-Term Bond 53.2%
Schwab Intermediate-Term Bond Fund (a)	2,504,032	25,966,812
Schwab Total Bond Market Fund (a)	2,256,798	21,732,960

		47,699,772

International Bond 3.4%
Laudus Mondrian International Fixed Income Fund (a)	281,783	3,102,432

Short-Term Bond 11.7%
Schwab Short-Term Bond Market Fund (a)	1,124,751	10,482,677

		61,284,881

Money Market Funds 4.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,718,156	1,718,156
State Street Institutional U.S. Government Money Market Fund	2,664,787	2,664,787

		4,382,943

Total Other Investment Companies
(Cost $80,365,959)		89,414,773

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $80,859,301 and the unrealized appreciation and depreciation were $8,555,472 and ($0), respectively, with a net unrealized appreciation of $8,555,472.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$89,414,773	$—	$—	$89,414,773

Total	$89,414,773	$—	$—	$89,414,773

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47717MAR13

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	66,254,095	70,490,883

99.9%	Total Investments	66,254,095	70,490,883
0.1%	Other Assets and Liabilities, Net		99,110

100.0%	Net Assets		70,589,993

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 11.2%

Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	492,364	3,436,703

Large-Cap 6.3%
Schwab Dividend Equity Fund (a)	274,867	4,483,075

		7,919,778

Fixed-Income Funds 81.7%

Intermediate-Term Bond 61.7%
Schwab Intermediate-Term Bond Fund (a)	2,362,714	24,501,346
Schwab Total Bond Market Fund (a)	1,975,952	19,028,414

		43,529,760

International Bond 5.1%
Laudus Mondrian International Fixed Income Fund (a)	325,496	3,583,715

Short-Term Bond 14.9%
Schwab Short-Term Bond Market Fund (a)	1,133,343	10,562,756

		57,676,231

Money Market Funds 7.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,944,813	2,944,813
State Street Institutional U.S. Government Money Market Fund	1,950,061	1,950,061

		4,894,874

Total Other Investment Companies
(Cost $66,254,095)		70,490,883

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $66,982,822 and the unrealized appreciation and depreciation were $3,549,802 and ($41,741), respectively, with a net unrealized appreciation of $3,508,061.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 1

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$70,490,883	$—	$—	$70,490,883

Total	$70,490,883	$—	$—	$70,490,883

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47718MAR13

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 21, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 21, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	May 21, 2013